Deposits, Prepayments and Deferred Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Disclosure of Detailed Information about Deposits Prepayments and Deferred Expenses Explanatory

	As of June 30, 2023	As of December 31, 2022
(In thousands of US$)	US$	US$
Deferred directors and officers insurance expenses	1,093	—
Other prepayments	895	624
Value-Added Tax recoverable	507	547
Payment in advance to suppliers	250	5
Deposits	14	—
	2,759	1,176